Common Stock (Details) - USD ($)			3 Months Ended	6 Months Ended
	Mar. 17, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026
Common Stock [Line Items]
Number of vote				one
Number of common shares percentage	7.50%
Cash payment (in Dollars)	$ 500,000
Share based compensation (in Dollars)			$ 8,100	$ 8,100
Unrecognized stock-based compensation (in Dollars)			$ 300,000	$ 300,000
Vested shares			2,184	2,184
Previously Reported [Member]
Common Stock [Line Items]
Number of vote		one
Common Stock [Member]
Common Stock [Line Items]
Common stock, share authorized		60,000,000	550,000,000	550,000,000
Common Stock [Member] | Previously Reported [Member]
Common Stock [Line Items]
Common stock, share authorized		11,000,000
Class A Common Stock [Member]
Common Stock [Line Items]
Common stock, share authorized		50,000,000	500,000,000	500,000,000
Common stock, share outstanding		0	24,029,375	24,029,375
Common stock, share issued		0	24,029,375	24,029,375
Number of common stock			1	1
Class A Common Stock [Member] | Previously Reported [Member]
Common Stock [Line Items]
Common stock, share authorized		10,000,000
Common stock, share outstanding		0
Common stock, share issued		0
Class B Common Stock [Member]
Common Stock [Line Items]
Common stock, share authorized		10,000,000	50,000,000	50,000,000
Common stock, share outstanding		700,000	3,157,754	3,157,754
Common stock, share issued		700,000	3,157,754	3,157,754
Number of common stock			1	1
Class B Common Stock [Member] | Previously Reported [Member]
Common Stock [Line Items]
Common stock, share authorized		1,000,000
Common stock, share outstanding		1
Common stock, share issued		1